Note 12 - Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
	As at December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$94,008	$-	$-	$94,008
Investments (Note 5) (1)	11,951	-	-	11,951
	$105,959	$-	$-	$105,959
	As at December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$72,360	$-	$-	$72,360
Investments (Note 5) (1)	1,408	-	-	1,408
	$73,768	$-	$-	$73,768